John Hancock Funds II

Supplement dated 9-27-13

to the current Prospectus dated 12 -1-12, as supplemented 3- 28-13

Global High Yield Fund

Important Notice Regarding Change in Investment Policy

The following information supplements and supersedes any information to the contrary relating to Global High Yield Fund, a series of John Hancock Funds II (the “fund”), contained in the Prospectus dated and supplemented as noted above.

At a meeting held on September 25-27, the fund’s Board of Trustees approved changing the fund’s name to Global Income Fund and corresponding revisions to the fund’s investment objective, 80% investment policy, and other investment strategies as set forth below that will take effect December 1, 2013. These changes are designed to provide greater flexibility for the fund to invest in a wider variety of high-yield and emerging-market debt securities, including investment-grade securities, in seeking a high level of current income with capital appreciation as a secondary objective.

Effective on December 1, 2013, the name of the fund will change to Global Income Fund.

In connection with the change to the fund’s name, also effective on December 1, 2013, the fund’s investment objective in the “Fund summary” section is hereby amended as follows:

Investment objective: To seek a high level of current income with capital appreciation as a secondary objective.

Also in connection with the change to the fund’s name, the fund’s 80% investment policy in the “Fund summary — Principal investment strategies” section has been changed. Accordingly, effective on December 1, 2013, the first paragraph under the heading “Principal investment strategies” is revised and restated as follows:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income and other debt securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The fixed-income and debt securities in which the fund invests typically will consist of a wide variety of high-yield and emerging-markets securities, as described below.

Furthermore, effective on December 1, 2013, the third paragraph under the heading “Principal investment strategies” is revised and restated as follows:

Emerging-markets securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets. The fund will invest in emerging-markets securities of any credit quality, and at any given time a significant portion of the fund’s assets may be invested in emerging-markets securities rated both below-investment-grade and investment-grade or better (or, if unrated, of equivalent quality as determined by the subadvisor).

The remainder of the investment strategy disclosure under the heading “Principal investment strategies” has not been changed.

The “Fund details — Investment strategies” section is revised and restated as follows:

Investment objective: To seek a high level of current income with capital appreciation as a secondary objective. The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income and other debt securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The fixed-income and debt securities in which the fund invests typically will consist of a wide variety of high-yield and emerging-markets securities, as described below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment-grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as “high-yield securities” or “junk bonds” and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets. The fund will invest in emerging-markets securities of any credit quality, and at any given time a significant portion of the fund’s assets may be invested in emerging-markets securities rated both below-investment-grade and investment-grade or better (or, if unrated, of equivalent quality as determined by the subadvisor).

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.”

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund’s average portfolio duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund’s investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund’s investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer’s other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated September 27, 2013

to the current Prospectus dated June 27, 2013

Global High Yield Fund

Important Notice Regarding Change in Investment Policy

The following information supplements and supersedes any information to the contrary relating to Global High Yield Fund, a series of John Hancock Funds II (the “fund”), contained in the Prospectus dated as noted above.

At a meeting held on September 25-27, the fund’s Board of Trustees approved changing the fund’s name to Global Income Fund and corresponding revisions to the fund’s investment objective, 80% investment policy, and other investment strategies as set forth below that will take effect December 1, 2013. These changes are designed to provide greater flexibility for the fund to invest in a wider variety of high-yield and emerging-market debt securities, including investment-grade securities, in seeking a high level of current income with capital appreciation as a secondary objective.

Effective on December 1, 2013, the name of the fund will change to Global Income Fund.

In connection with the change to the fund’s name, also effective on December 1, 2013, the fund’s investment objective in the “Fund summary” section is hereby amended as follows:

Investment objective: To seek a high level of current income with capital appreciation as a secondary objective.

Also in connection with the change to the fund’s name, the fund’s 80% investment policy in the “Fund summary — Principal investment strategies” section has been changed. Accordingly, effective on December 1, 2013, the first paragraph under the heading “Principal investment strategies” is revised and restated as follows:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income and other debt securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The fixed-income and debt securities in which the fund invests typically will consist of a wide variety of high-yield and emerging-markets securities, as described below.

Furthermore, effective on December 1, 2013, the third paragraph under the heading “Principal investment strategies” is revised and restated as follows:

Emerging-markets securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets. The fund will invest in emerging-markets securities of any credit quality, and at any given time a significant portion of the fund’s assets may be invested in emerging-markets securities rated both below-investment-grade and investment-grade or better (or, if unrated, of equivalent quality as determined by the subadvisor).

The remainder of the investment strategy disclosure under the heading “Principal investment strategies” has not been changed.

The “Fund details — Investment strategies” section is revised and restated as follows:

Investment objective: To seek a high level of current income with capital appreciation as a secondary objective. The Board of Trustees can change the fund’s investment objective and strategy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income and other debt securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The fixed-income and debt securities in which the fund invests typically will consist of a wide variety of high-yield and emerging-markets securities, as described below.

High-yield securities include fixed-income securities and other instruments (including derivatives) rated below investment-grade (or, if unrated, of equivalent quality as determined by the subadvisor). These types of securities and instruments are commonly referred to as “high-yield securities” or “junk bonds” and may include, among other things, bonds, debentures, notes, equipment trust certificates, commercial paper, floating rate loans, loan participations, preferred stock, mortgage- and asset-backed securities, and other obligations of U.S. and foreign issuers. High-yield securities also include securities or other instruments whose return is based on return of high-yield securities, including derivative instruments and instruments created to hedge or gain exposure to the high-yield markets, such as Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes.

Emerging-markets securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets, economies or ability to repay loans. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country’s securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging-markets fixed-income securities also include securities or other instruments whose return is based on the return of emerging securities markets or securities tied economically to those markets, including the derivative instruments described above and instruments created to hedge or gain exposure to these markets. With respect to emerging markets, it is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The fund also may invest in a number of countries deemed by the subadvisor to be developed markets. The fund will invest in emerging-markets securities of any credit quality, and at any given time a significant portion of the fund’s assets may be invested in emerging-markets securities rated both below-investment-grade and investment-grade or better (or, if unrated, of equivalent quality as determined by the subadvisor).

Securities in which the fund invests may be denominated in foreign currencies or the U.S. dollar.

The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.”

The subadvisor normally maintains an average portfolio duration of between two and seven years. However, the fund’s average portfolio duration may be outside this range, and the fund may invest in securities of any duration and maturity.

The fund’s investment process may result in an extremely high portfolio turnover ratio and increased trading expenses.

The fund’s investments may include, among other things, sovereign debt securities, corporate debt securities, structured notes, securities issued by supranational organizations, fixed- and floating-rate commercial loans, securitized loan participations, Rule 144A securities, asset-backed securities, depositary receipts, mortgage-related securities (including transferable private issuer mortgage-backed securities), nonpublicly traded securities, payment-in-kind bonds, inflation-protected and other index-linked securities, interest-only securities, step-up securities, zero coupon bonds and derivatives related to these types of securities such as U.S. Treasury futures, currency futures, index futures, interest rate swaps, credit default swaps and credit default swaps on securities and credit indexes. The fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. While some loans are collateralized and senior to an issuer’s other debt securities, other loans may be unsecured and/or subordinated to other securities. If the fund purchases a loan participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. Some bank loans may be illiquid. The fund seeks capital appreciation through industry selection, sector selection and security selection.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.